Commitments	12 Months Ended
Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments

9.	Commitments

a)	In connection with the acquisition of Rand, the Company has the following royalty obligations:

i)	A participating royalty is to be paid based on 5% of all net profits from sales, licenses, royalties or income derived from the patented technology, to a maximum amount of $10,000,000. The participating royalty is to be paid in minimum annual installments of $50,000 per year beginning on the date the first revenues are derived from the license or sale of the patented technology.

ii)	Pursuant to a letter of understanding dated December 13, 1993, between the Company and REGI (collectively called the grantors) and West Virginia University Research Corporation (“WVURC”), the grantors have agreed that WVURC shall own 5% of all patented technology and will receive 5% of all net profits from sales, licenses, royalties or income derived from the patented technology.

iii)	A 1% net profit royalty will be payable to a former director on all U.S. – based sales.

b)	The Company is committed to fund 50% of the further development of the Rand CamTM/Direct Charge Engine Technology, with the remaining 50% funded by REGI.